Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Central Index Key	0001492633
Entity Emerging Growth Company	false
Entity Address, Country	GB
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Incorporation State Country Code	X0
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	+1 (646)
Local Phone Number	654-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE